Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate Acquisitions

Current assets	$40,022
Long-term assets	10,282
Current liabilities	(19,299)
Long-term liabilities	(556)
Deferred Tax Liabilities	(14,646)
Redeemable non-controlling interest	(10,612)
$5,191

Note consideration	$(3,434)
Cash consideration, net of cash acquired of $5,002	(90,852)
Acquisition date fair value of contingent consideration	(9,998)
Total purchase consideration	$(104,284)

Acquired intangible assets	$54,438
Goodwill	$44,655
Aggregate
Acquisitions

Current assets	$2,502
Non-current assets	2,000
Current liabilities	(1,689)
Long-term liabilities	(64)
Redeemable non-controlling interest	(1,696)
$1,053

Cash consideration, net of cash acquired of $175	$(12,340)
Acquisition date fair value of contingent consideration	(4,544)
Total purchase consideration	$(16,884)

Acquired intangible assets	$8,891
Goodwill	$6,940

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2016	$128,244	$2,375
Supplemental pro forma for 2016 (unaudited)	1,568,434	57,053
Supplemental pro forma for 2015 (unaudited)	1,475,739	44,047